Reporting Segments - Narrative (Details) - 12 months ended Dec. 31, 2025 CLF in Thousands, € in Millions	CLF	EUR (€)	CLP ($)
Reporting Segments [Line Items]
Segment reporting, asset threshold | €		€ 1,000
Segment reporting, financial institutions, asset threshold | $			$ 10,000,000,000,000
Retail
Reporting Segments [Line Items]
Segment annual income threshold | CLF	CLF 400
Middle Market | Top of range
Reporting Segments [Line Items]
Segment reporting, annual sales threshold | CLF	400
Middle Market | Bottom of range
Reporting Segments [Line Items]
Segment reporting, annual sales threshold | CLF	CLF 100
Corporate and Investment Banking (CIB) | Top of range
Reporting Segments [Line Items]
Segment reporting, annual sales threshold | €		500
Corporate and Investment Banking (CIB) | Bottom of range
Reporting Segments [Line Items]
Segment reporting, EBITDA threshold | €		€ 150